SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:

	For the three months ended
	March 31,
	2026	2025
Total operating expenses	$2,510,314	$1,665,246

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	Year Ended
	December 31,
	2025	2024
Total operating expenses	$9,490,540	$793,749